Commitments, Contingencies, and Concentrations	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments, Contingencies, and Concentrations

Note 12- Commitments, Contingencies, and Concentrations

Contingencies

Certain conditions may exist as of the date the condensed consolidated financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company's management and its legal counsel assess such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company's legal counsel evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein. If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company's condensed consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, would be disclosed.

On September 4, 2019, the Company recorded a pre-acquisition liability for approximately $591,000 relative to unpaid payroll tax liabilities and associated penalties and fees of Concepts and Solutions. The liability is included with the seller note payable.

On August 14, 2020, the Company entered into a legal settlement agreement and recorded a liability for $2,000,000 related to a lawsuit by a previous creditor of Galaxy CO. The liability of $1,058,240 and $2,000,000 is included in the consolidated balance sheets at September 30, 2020 and June 30, 2020.

Concentrations

Galaxy contracts the manufacturer of its products with overseas suppliers. The Company's sales could be adversely impacted by a supplier's inability to provide Galaxy with an adequate supply of inventory.

Galaxy has two customers that accounted for approximately 13% of accounts receivable at September 30, 2020 and three customers that accounted for approximately 79% of accounts receivable at June 30, 2020. Galaxy has two customers that accounted for approximately 48% and 81% of total revenue for the three months ended September 30, 2020 and 2019, respectively.

Note 10 - Commitments, Contingencies, and Concentrations

Contingencies

Certain conditions may exist as of the date the consolidated financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company’s management and its legal counsel assess such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company’s legal counsel evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein. If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, would be disclosed.

On September 4, 2019, the Company recorded a pre-acquisition liability for approximately $591,000 relative to unpaid payroll tax liabilities and associated penalties and fees of Concepts and Solutions (Note 12). The liability is included in the note payable to seller of $1,030,079 at June 30, 2020 (Note 6).

On August 14, 2020, the Company entered into a legal settlement agreement and recorded a liability for $2,000,000 related to a lawsuit by a previous creditor of Galaxy CO (Note 1). The $2,000,000 liability is included in the balance sheet at June 30, 2020.

Concentrations

Galaxy contracts the manufacturer of its products with overseas suppliers. The Company’s sales could be adversely impacted by a supplier’s inability to provide Galaxy with an adequate supply of inventory.

Galaxy has three customers that accounted for approximately 79% of accounts receivable at June 30, 2020 and one customer that accounted for approximately 86% of accounts receivable at June 30, 2019. Galaxy has two customers that accounted for approximately 40% of total revenue for the year ended June 30, 2020 and four customers that accounted for 79% of revenues for the year ended June 30, 2019.